Inventory - Components of Inventories (Vaporin Inc) (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finished goods	$ 2,536,149	$ 2,048,883	$ 3,321,898
Vaporin Inc [Member]
Finished goods		$ 1,173,124	$ 316,195